SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2022
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

25.        SEGMENT INFORMATION

The Chief Executive Officer (CEO), also the Chief Operating Decision Maker, reviews and analyses monthly / quarterly Group as one operating segment Business Process Outsource (BPO).

25.1.     Revenue from contracts with customers

The Group generates approximately 97% of its revenue from clients based in the United States of America.

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Revenue
United States of America	476,813	428,831	391,933
Others	16,759	14,831	13,202
Total	493,572	443,662	405,135

The Group’s revenue disaggregated by pattern of revenue recognition is as follows:

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Pattern of Revenue recognition
− Services transferred at a point in time	37,645	40,775	48,486
− Services transferred over time	455,927	402,887	356,649
	493,572	443,662	405,135

The movement in the deferred revenue is as follows:

	June 30,	June 30,
	2022	2021
	(US$’000)
Opening balance	7,087	3,904
Revenue recognized during the year	(5,592)	(5,416)
Revenue deferred during the year	11,098	8,599
Closing balance	12,593	7,087

The following aggregated amounts of deferred revenue from existing contracts that are to be recognized in revenue in the following fiscal years:

	FY2023	FY2024	FY2025	FY2026	FY2027	Total
	(US$’000)
Deferred Revenue expected to be recognized	8,600	3,642	323	26	2	12,593

25.2.     Non-current assets by location

	June 30,	June 30,
	2022	2021
	(US$’000)
United States of America	37,420	28,668
Others	99,975	99,993

Total[1]	137,395	128,661
[1]Excludes deferred tax asset